Business Combinations - Additional Information (Detail) kr in Millions			1 Months Ended	12 Months Ended
	Oct. 02, 2019 SEK (kr) Employee	Feb. 01, 2019	Dec. 31, 2019 SEK (kr) Employee Entity	Dec. 31, 2019 SEK (kr) Employee	Dec. 31, 2018 SEK (kr) Employee	Aug. 20, 2019 Employee
Disclosure Of Business Combinations [Line Items]
Number of employees | Employee			99,417	99,417	95,359
MediaKind [member]
Disclosure Of Business Combinations [Line Items]
Percentage of shares retained		49.00%
Percentage of shares carries		49.00%
Acquisitions 2017-2019 [member]
Disclosure Of Business Combinations [Line Items]
Cash flow effect pursuant to business combinations | kr				kr (1,815)	kr (1,220)
Kathrein [member]
Disclosure Of Business Combinations [Line Items]
Number of employees | Employee	4,000
Impact of business combinations | kr	kr (500)
CSF [member]
Disclosure Of Business Combinations [Line Items]
Number of employees | Employee						25
Business acquisition, ownership percentage						100.00%
ST-Ericsson [member]
Disclosure Of Business Combinations [Line Items]
Business acquisition, ownership percentage			100.00%	100.00%
Costs due to winddown of legal structure | kr			kr (300)
Number of entities | Entity			2
ST-Ericsson [member] | Ericsson [member]
Disclosure Of Business Combinations [Line Items]
Business acquisition, ownership percentage			50.00%	50.00%
ST-Ericsson [member] | ST Microelectronics [member]
Disclosure Of Business Combinations [Line Items]
Business acquisition, ownership percentage			50.00%	50.00%